Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings - Additional Information (Detail)	Sep. 30, 2020	Mar. 31, 2020
Brokers and Dealers [Abstract]
Assets Pledged As Collateral As A Percentage Of Total Assets	5.00%	2.00%